Mine Care and Maintenance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	$ 45,123	$ 31,780
Navidad project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	4,996	7,423
Morococha mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	15,533	0
Escobal mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	$ 24,594	$ 24,357